Document and Entity Information	9 Months Ended
Sep. 26, 2015
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 26, 2015
Trading Symbol	WING
Entity Registrant Name	Wingstop Inc.
Entity Central Index Key	0001636222
Entity Filer Category	Non-accelerated Filer